Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 59.4%
$73,255,580	Ally Auto Receivables Trust 2023-1 0.000%, 4/15/2034[1,2]	$3,544,032
120,345,321	Ally Auto Receivables Trust 2024-1 0.000%, 2/16/2032[1,2]	6,529,817
	Ally Bank Auto Credit-Linked Notes Series 2024-A
4,358,843	12.748%, 5/17/2032[1,2]	4,434,846
2,615,306	7.917%, 5/17/2032[1,2]	2,657,315
871,769	9.892%, 5/17/2032[1,2]	887,279
7,817,076	Alternative Loan Trust 2005-62 0.030%, 12/25/2035[2,3,4]	15,778
	AMSR 2019-SFR1 Trust
100,000	4.857%, 1/19/2039[1]	98,301
2,492,569	6.040%, 1/19/2039[1]	2,460,341
8,609,324	AMSR 2020-SFR1 Trust 8.193%, 4/17/2037[1,2]	8,595,583
	AMSR 2020-SFR2 Trust
2,775,000	5.245%, 7/17/2037[1,2]	2,760,439
5,000,000	5.250%, 7/17/2037[1,2]	4,884,550
4,500,000	4.000%, 7/17/2037[1,2,5]	4,420,898
	AMSR 2020-SFR3 Trust
4,900,000	6.500%, 9/17/2037[1]	4,871,208
1,500,000	7.379%, 9/17/2037[1]	1,501,050
	AMSR 2020-SFR4 Trust
250,000	4.002%, 11/17/2037[1]	245,175
1,300,000	4.870%, 11/17/2037[1]	1,284,915
3,149,500	AMSR 2020-SFR5 Trust 5.000%, 11/17/2037[1]	3,081,165
381,407	B2R Mortgage Trust 2015-1 4.831%, 5/15/2048[1,2,4]	380,401
8,950	Chase Auto Owner Trust 2024-3 0.000%, 9/25/2031[1,2]	3,219,341
20,000	Chase Auto Owner Trust 2024-4 0.000%, 11/25/2031[1,2]	8,395,567
21,000	Chase Auto Owner Trust 2024-5 0.000%, 1/26/2032[1,2]	6,835,500
	FirstKey Homes 2020-SFR1 Trust
600,000	3.638%, 8/17/2037[1]	587,833
5,000,000	4.781%, 8/17/2037[1]	4,898,855
1,765,000	FirstKey Homes 2020-SFR2 Trust 3.017%, 10/19/2037[1]	1,716,694
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,784,393	14.595%, (30-Day SOFR Average+932 basis points), 10/25/2027[2,6]	4,987,133
2,783,292	12.945%, (30-Day SOFR Average+767 basis points), 12/25/2027[2,6]	2,894,804
3,141,490	7.895%, (30-Day SOFR Average+261 basis points), 12/25/2042[2,6]	3,273,661

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,894,112	8.395%, (30-Day SOFR Average+311 basis points), 12/25/2042[2,6]	$1,726,220
5,561,599	3.786%, 2/25/2048[1,2,4]	3,963,618
6,968,165	3.847%, 5/25/2048[1,2,4]	5,022,838
9,455,374	4.149%, 8/25/2048[1,2,4]	7,139,167
5,617,107	4.512%, 11/25/2048[1,2,4]	4,027,208
	JP Morgan Wealth Management
929,012	8.030%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,2,6]	881,681
990,560	9.130%, (30-Day SOFR Average+385 basis points), 3/25/2051[1,2,6]	920,669
2,302,000	12.180%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,2,6]	2,208,622
	JPMorgan Chase Bank N.A. - CACLN
5,300,000	9.812%, 2/26/2029[1,2]	5,420,692
37,489	0.969%, 12/26/2028[1,2]	37,326
71,230	2.280%, 12/26/2028[1,2]	71,006
	Progress Residential 2021-SFR1
1,879,020	5.004%, 4/17/2038[1,5]	1,805,107
666,000	3.861%, 4/17/2038[1]	640,923
	Progress Residential 2021-SFR2 Trust
2,961,000	4.998%, 4/19/2038[1]	2,866,535
1,304,000	4.254%, 4/19/2038[1]	1,274,826
	Progress Residential 2021-SFR3
2,489,672	4.750%, 5/17/2026[1]	2,371,858
1,390,000	4.254%, 5/17/2026[1,5]	1,335,703
4,323,288	Redwood Funding Trust 2023-1 7.500%, 7/25/2059[1,2,7]	4,329,440
656,893	RESI Finance LP 2003-CB1 6.874%, (1-Month Term SOFR+176 basis points), 6/10/2035[1,2,6]	628,642
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,2,4]	3,289,846
	Western Alliance Bank 2021-CL2
5,069,263	10.630%, (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,6]	5,002,217
1,611,534	11.780%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,6]	1,571,633
4,605,950	8.980%, (30-Day SOFR Average+370 basis points), 7/25/2059[1,2,6]	4,788,993
9,810,673	9.380%, (30-Day SOFR Average+410 basis points), 7/25/2059[1,2,6]	9,784,230
	TOTAL ASSET-BACKED SECURITIES
	(Cost $157,613,296)	160,571,481
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.4%
231,242	Agate Bay Mortgage Trust 2016-2 3.500%, 3/25/2046[1,2,4]	214,622
	Bayview Opportunity Master Fund VII 2024-CAR1
601,248	7.330%, (30-Day SOFR Average+205 basis points), 12/26/2031[1,2,6]	604,863
1,202,496	8.880%, (30-Day SOFR Average+360 basis points), 12/26/2031[1,2,6]	1,205,031
	Chase Home Lending Mortgage Trust 2019-ATR1
1,887,206	4.402%, 4/25/2049[1,2,4]	1,750,985

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$839,070	4.000%, 4/25/2049[1,2,4]	$807,773
49,011	4.000%, 4/25/2049[1,2,4]	47,183
	Chase Mortgage Finance Corp.
2,158,000	11.780%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,2,6]	2,029,253
1,560,502	6.480%, (30-Day SOFR Average+120 basis points), 2/25/2050[1,2,6]	1,537,695
6,574,185	CHL Mortgage Pass-Through Trust 2005-3 0.000%, 4/25/2035[2,3,4]	394
2,691,430	CIM Trust 2018-J1 3.651%, 3/25/2048[1,2,4]	1,959,843
1,993,000	CIM Trust 2019-J1 3.934%, 8/25/2049[1,2,4]	1,487,812
454,017	CIM Trust 2021-J3 2.616%, 6/25/2051[1,2,4]	363,315
46,419	Citigroup Mortgage Loan Trust, Inc. 2.500%, 8/25/2050[1,2,4]	40,613
375,899	CSMC Trust 2013-TH1 3.601%, 2/25/2043[1,2,4]	364,156
	Fannie Mae Connecticut Avenue Securities
8,200,000	14.645%, (30-Day SOFR Average+937 basis points), 11/25/2039[1,2,6]	9,106,908
1,900,000	12.145%, (30-Day SOFR Average+687 basis points), 2/25/2040[1,2,6]	2,060,637
2,116,000	11.995%, (30-Day SOFR Average+672 basis points), 2/25/2040[1,2,6]	2,287,881
4,163,418	FARM Mortgage Trust 2021-1 3.244%, 7/25/2051[1,2,4]	3,192,375
7,539,852	FARM Mortgage Trust 2023-1 3.037%, 3/25/2052[1,2,4]	5,649,067
4,864,407	FARM Mortgage Trust 2024-1 5.123%, 10/1/2053[1,2,4]	4,051,826
1,060,000	FirstKey Homes 2020-SFR1 Trust 4.284%, 8/17/2037[1,5]	1,041,864
	Freddie Mac Multifamily Structured Pass-Through Certificates
12,736,000	2.426%, 2/25/2047[2,3,4]	1,127,212
19,553,038	5.009%, 3/25/2056[2,3,4]	4,239,986
7,000,000	4.948%, 9/25/2055[2,3,4]	1,584,068
3,140,080	Galton Funding Mortgage Trust 2017-1 4.209%, 7/25/2056[1,2,4]	2,671,109
	Galton Funding Mortgage Trust 2018-1
3,728,413	4.668%, 11/25/2057[1,2,4]	3,371,418
2,535,000	4.667%, 11/25/2057[1,2,4]	2,048,904
2,707,255	4.667%, 11/25/2057[1,2,4]	1,583,765
	Galton Funding Mortgage Trust 2018-2
4,628,754	4.857%, 10/25/2058[1,2,4]	4,054,145
3,847,000	4.857%, 10/25/2058[1,2,4]	2,900,430
	JP Morgan Mortgage Trust 2016-3
1,977,000	3.294%, 10/25/2046[1,2,4]	1,517,978

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$82,410	3.387%, 10/25/2046[1,2,4]	$76,198
2,699,904	JP Morgan Mortgage Trust 2017-1 3.448%, 1/25/2047[1,2,4]	2,441,628
1,520,694	JP Morgan Mortgage Trust 2017-2 3.649%, 5/25/2047[1,2,4]	1,402,814
116,267	JP Morgan Mortgage Trust 2018-3 3.500%, 9/25/2048[1,2,4]	107,980
234,752	JP Morgan Mortgage Trust 2018-6 3.500%, 12/25/2048[1,2,4]	215,554
23,800	JP Morgan Mortgage Trust 2019-1 5.500%, (1-Month Term SOFR+106 basis points), 5/25/2049[1,2,6]	22,799
67,777	JP Morgan Mortgage Trust 2019-8 5.819%, (1-Month Term SOFR+96 basis points), 3/25/2050[1,2,6]	64,402
501,652	JP Morgan Mortgage Trust 2019-INV1 4.000%, 10/25/2049[1,2,4]	481,086
147,489	JP Morgan Mortgage Trust 2019-INV2 5.869%, (1-Month Term SOFR+101 basis points), 2/25/2050[1,2,6]	141,808
17,382	JP Morgan Mortgage Trust 2020-1 3.000%, 6/25/2050[1,2,4]	15,425
122,049	JP Morgan Mortgage Trust 2020-2 3.000%, 7/25/2050[1,2,4]	107,859
31,416	JP Morgan Mortgage Trust 2020-3 3.500%, 8/25/2050[1,2,4]	28,718
293,750	JP Morgan Mortgage Trust 2020-4 3.000%, 11/25/2050[1,2,4]	259,195
	JP Morgan Mortgage Trust 2020-8
763,947	3.505%, 3/25/2051[1,2,4]	629,622
855,000	3.505%, 3/25/2051[1,2,4]	471,816
1,882,756	3.505%, 3/25/2051[1,2,4]	870,760
11,235	JP Morgan Mortgage Trust 2020-LTV1 3.500%, 6/25/2050[1,2,4]	11,055
	JP Morgan Mortgage Trust 2020-LTV2
2,124,383	3.000%, 11/25/2050[1,2,4]	1,957,808
402,897	3.000%, 11/25/2050[1,2,4]	371,305
2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 6.092%, 5/25/2033[1,2,4]	2,352,505
955,675	JP Morgan Trust 2015-1 6.676%, 12/25/2044[1,2,4]	948,929
421,875	JPMorgan Chase Bank N.A. - CHASE 7.469%, (1-Month Term SOFR+262 basis points), 10/25/2057[1,2,6]	432,339
515,826	Mellon Residential Funding Corp. Mor Pas Thr Cer Ser 01 Tbc1 5.911%, (1-Month Term SOFR+81 basis points), 11/15/2031[2,6]	494,745
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,610,564	2.894%, 5/25/2051[1,2,4]	1,106,363

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,500,000	2.894%, 5/25/2051[1,2,4]	$667,450
1,245,749	2.894%, 5/25/2051[1,2,4]	477,375
1,562,356	NRP Mortgage Trust 2013-1 3.280%, 7/25/2043[1,2,4]	1,505,188
86,525	Oaks Mortgage Trust Series 2015-1 3.500%, 4/25/2046[1,2,4]	81,166
39,976	OBX 2020-INV1 Trust 3.500%, 12/25/2049[1,2,4]	36,681
	Oceanview Mortgage Trust 2021-1
1,543,000	2.717%, 5/25/2051[1,2,4]	749,101
772,000	2.717%, 5/25/2051[1,2,4]	332,849
	Oceanview Mortgage Trust 2021-3
1,406,000	2.712%, 6/25/2051[1,2,4]	678,883
527,000	2.712%, 6/25/2051[1,2,4]	226,178
554,364	Provident Funding Mortgage Trust 2019-1 3.000%, 12/25/2049[1,2,4]	487,089
243,857	PSMC 2019-3 Trust 3.500%, 11/25/2049[1,2,4]	232,630
185,334	PSMC 2020-1 Trust 3.500%, 1/25/2050[1,2,4]	174,247
333,739	PSMC 2020-2 Trust 3.000%, 5/25/2050[1,2,4]	303,056
25,881	Sequoia Mortgage Trust 2013-3 2.000%, 3/25/2043[2,4]	22,102
36,539	Sequoia Mortgage Trust 2013-7 3.000%, 6/25/2043[2,4]	33,023
58,098	Sequoia Mortgage Trust 2017-4 3.500%, 7/25/2047[1,2,4]	53,796
21,523	Sequoia Mortgage Trust 2017-CH1 4.000%, 8/25/2047[1,2,4]	20,685
63,738	Sequoia Mortgage Trust 2018-2 3.500%, 2/25/2048[1,2,4]	58,372
	Sequoia Mortgage Trust 2018-CH1
156,577	4.000%, 3/25/2048[1,2,4]	149,409
77,867	3.500%, 3/25/2048[1,2,4]	72,211
886,205	Sequoia Mortgage Trust 2018-CH2 4.000%, 6/25/2048[1,2,4]	844,442
32,811	Sequoia Mortgage Trust 2018-CH3 4.000%, 8/25/2048[1,2,4]	32,305
	Sequoia Mortgage Trust 2019-5
1,982,724	3.711%, 12/25/2049[1,2,4]	1,381,043
1,669,245	3.500%, 12/25/2049[1,2,4]	1,523,754
40,113	Wells Fargo Mortgage Backed Securities 2019-3 Trust 3.500%, 7/25/2049[1,2,4]	37,088

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$97,894	Wells Fargo Mortgage Backed Securities 2020-RR1 Trust 3.000%, 5/25/2050[1,2,4]	$86,972
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $87,341,166)	90,182,919
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/20294,5,8,*	—
	TOTAL FINANCIALS
	(Cost $6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 7.1%
19,123,064	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 4.764%[9]	19,123,064
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,123,064)	19,123,064
	TOTAL INVESTMENTS — 99.9%
	(Cost $264,083,982)	269,877,464
	Other Assets in Excess of Liabilities — 0.1%	241,085
	TOTAL NET ASSETS — 100.0%	$270,118,549

LP – Limited Partnership

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $230,355,274, which represents 85.3% of total net assets of the Fund.
[2]Callable.
[3]Interest-only security.
[4]Variable rate security.
[5]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[6]Floating rate security.
[7]Step rate security.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.